Income tax - Income tax recovery recognized in net loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax
Deferred tax expense / (recovery)	$ 380,170	$ (293,969)
Income tax expense / (recovery) from continuing operations	380,170	(293,969)
Discontinued operations
Income tax
Deferred tax expense / (recovery)	(380,170)	293,969
Income tax expense / (recovery) from discontinued operations	$ (380,170)	$ 293,969